Analysis of performance by segment	12 Months Ended
Dec. 31, 2019
Analysis of performance by segment
Analysis of performance by segment

B       EARNINGS PERFORMANCE

B1     Analysis of performance by segment

B1.1    Segment results

	Note	2019 $m		2018 $m		2017 $m
Asia
Insurance operations	B3(a)	2,993		2,646		2,319
Asset management		283		242		227
Total Asia		3,276		2,888		2,546

US
Jackson (US insurance operations)	B3(b)	3,038		2,552		2,854
Asset management		32		11		12
Total US		3,070		2,563		2,866
Other income and expenditure
Investment return and other income		50		70		14
Interest payable on core structural borrowingsnote (i)		(516)		(547)		(548)
Corporate expenditurenote (ii)		(460)		(490)		(465)
Total other income and expenditure		(926)		(967)		(999)
Restructuring costsnote (iii)		(110)		(75)		(35)
Adjusted IFRS operating profit based on longer-term investment returns		5,310		4,409		4,378
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(3,203)		(791)		(1,994)
Amortisation of acquisition accounting adjustmentsnote (iv)		(43)		(61)		(82)
(Loss) on disposal of businesses and corporate transactions	D1	(142)		(107)		286
Profit from continuing operations before tax attributable to shareholders		1,922		3,450		2,588
Tax credit (charge) attributable to shareholders’ returns	B4	31		(569)		(840)
Profit from continuing operations		1,953		2,881		1,748
Profit from discontinued operations	D2	1,319		1,142		1,333
Re-measurement of discontinued operations on demerger	D2	188		—		—
Cumulative exchange loss recycled from other comprehensive income	D2	(2,668)		—		—
(Loss) profit from discontinued operations		(1,161)		1,142		1,333
Profit for the year		792		4,023		3,081

Attributable to:
Equity holders of the Company
From continuing operations		1,944		2,877		1,747
From discontinued operations		(1,161)		1,142		1,333
Non-controlling interests from continuing operations		9		4		1
		792		4,023		3,081

Basic earnings per share (in cents)	Note	2019		2018		2017
Based on adjusted IFRS operating profit based on longer-term investment returns, net of tax, from continuing operationsnote (v)	B5	175.0	¢	145.2	¢	134.6	¢
Based on profit for the year from continuing operations	B5	75.1	¢	111.7	¢	68.0	¢
Based on (loss) profit for the year from discontinued operations	B5	(44.8)	¢	44.3	¢	52.0	¢

Notes

(i)	Interest charged to the income statement on debt that was substituted to M&G plc in October 2019 for 2019 was $(179) million (2018: $(128) million; 2017: $ (90) million).
(ii)	Corporate expenditure as shown above is primarily for head office functions in London and Hong Kong.
(iii)	Restructuring costs include group-wide costs incurred for IFRS 17 implementation in 2019 from continuing operations.
(iv)	Amortisation of acquisition accounting adjustments principally relate to the REALIC business of Jackson which was acquired in 2012.
(v)	Tax charges have been reflected as operating and non-operating in the same way as for the pre-tax items. Further details on tax charges are provided in note B4.

B1.2   Short-term fluctuations in investment returns on shareholder-backed business

	2019 $m	2018 $m	2017 $m
Asia operationsnote (i)	657	(684)	(1)
US operationsnote (ii)	(3,757)	(134)	(2,019)
Other operations	(103)	27	26
Total	(3,203)	(791)	(1,994)

(i)     Asia operations

In Asia, the positive short-term fluctuations of $657 million (2018: negative $(684) million; 2017: negative $(1) million) principally reflect net value movements on shareholders’ assets and related liabilities following decreases in bond yields during the year.

(ii)    US operations

The short-term fluctuations in investment returns for US insurance operations are reported net of the related credit for amortisation of deferred acquisition costs of  $1,248 million as shown in note C5.2(i) (2018: debit of $(152) million; 2017: credit of $595 million) and comprise amounts in respect of the following items:

	2019 $m	2018 $m	2017 $m
Net equity hedge resultnote (a)	(4,582)	(78)	(1,920)
Other than equity-related derivativesnote (b)	678	(85)	(46)
Debt securitiesnote (c)	156	(42)	(94)
Equity-type investments: actual less longer-term return	18	51	15
Other items	(27)	20	26
Total net of related DAC amortisation	(3,757)	(134)	(2,019)

Notes

(a)	Net equity hedge result

The purpose of the inclusion of this item in short-term fluctuations in investment returns is to segregate the amount included in pre-tax profit that relates to the accounting effect of market movements on both the value of guarantees in Jackson’s variable annuity and fixed index annuity products and on the related derivatives used to manage the exposures inherent in these guarantees. The level of fees recognised in non-operating profit is determined by reference to that allowed for within the reserving basis. The variable annuity guarantees are valued in accordance with either Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures (formerly FAS 157) or ASC Topic 944, Financial Services – Insurance (formerly SOP 03-01) depending on the type of guarantee. Both approaches require an entity to determine the total fee (‘the fee assessment’) that is expected to fund future projected benefit payments arising using the assumptions applicable for that method. The method under FAS 157 requires this fee assessment to be fixed at the time of issue. As the fees included within the initial fee assessment are earned, they are included in non-operating profit to match the corresponding movement in the guarantee liability. Other guarantee fees are included in operating profit, which in 2019 was $699 million (2018: $ 657 million; 2017: $622 million), net of related DAC amortisation. As the Group applies US GAAP for the measured value of the product guarantees, the net equity hedge result also includes asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ.

The net equity hedge result therefore includes significant accounting mismatches and other factors that do not represent the economic result. These other factors include:

-	The variable annuity guarantees and fixed index annuity embedded options being only partially fair valued under ‘grandfathered’ US GAAP;
-	The interest rate exposure being managed through the other than equity-related derivative programme explained in note (b) below; and
-	Jackson’s management of its economic exposures for a number of other factors that are treated differently in the accounting frameworks such as future fees and assumed volatility levels.

The net equity hedge result can be summarised as follows:

	2019 $m	2018 $m	2017 $m
Fair value movements on equity hedge instruments*	(5,314)	399	(2,411)
Accounting value movements on the variable and fixed index annuity guarantee liabilities	(22)	(1,194)	(128)
Fee assessments net of claim payments	754	717	619
Total net of related DAC amortisation	(4,582)	(78)	(1,920)

*	Held to manage equity exposures of the variable annuity guarantees and fixed index annuity options as discussed in Explanation of Performance and Other Financial Measures.

(b)  Other than equity-related derivatives

The fluctuations for this item comprise the net effect of:

-	Fair value movements on free-standing, other than equity-related derivatives;
-	Fair value movements on the Guaranteed Minimum Income Benefit (GMIB) reinsurance asset that are not matched by movements in the underlying GMIB liability, which is not fair valued; and
-	Related amortisation of DAC.

The free-standing, other than equity-related derivatives, are held to manage interest rate exposures and durations within the general account and the variable annuity guarantees and fixed index annuity embedded options described in note (a) above. Accounting mismatches arise because of differences between the measurement basis  and presentation of the derivatives, which are fair valued with movements recorded in the income statement, and the exposures they are intended to manage.

(c)  Short-term fluctuations related to debt securities

	2019 $m	2018 $m	2017 $m
(Charges) credits in the year:
Losses on sales of impaired and deteriorating bonds	(28)	(6)	(4)
Bond write-downs	(15)	(5)	(3)
Recoveries	1	25	13
Total (charges) credits in the year	(42)	14	6
Risk margin allowance deducted from adjusted IFRS operating profit based on longer-term investment returns*	109	104	112
	67	118	118
Interest-related realised gains (losses):
Gains (losses) arising in the year	220	(12)	(55)
Less: Amortisation of gains and losses arising in current and prior years to adjusted IFRS operating profit based on longer-term investment returns	(129)	(155)	(180)
	91	(167)	(235)
Related amortisation of deferred acquisition costs	(2)	7	24
Total short-term fluctuations related to debt securities net of related DAC amortisation	156	(42)	(93)

*

The debt securities of Jackson are held in the general account of the business. Realised gains and losses are recorded in the income statement with normalised returns included in adjusted IFRS operating profit based on longer-term investment returns with variations from year to year included in the short-term fluctuations category. The risk margin reserve charge for longer-term credit-related losses included in adjusted IFRS operating profit based on longer-term investment returns of Jackson for 2019 is based on an average annual risk margin reserve of 17 basis points (2018: 18 basis points; 2017: 21 basis points) on average book values of $62.6 billion (2018: $57.1 billion; 2017: $55.3 billion) as shown below:

Moody’s rating category (or equivalent under NAIC ratings of mortgage-backed securities)

	2019			2018			2017
	Average		Annual	Average		Annual	Average		Annual
	book		expected	book		expected	book		expected
	value	RMR	loss	value	RMR	loss	value	RMR	loss
	$m	%	$m	$m	%	$m	$m	%	$m
A3 or higher	38,811	0.10	(38)	29,982	0.10	(31)	27,277	0.12	(33)
Baa1, 2 or 3	22,365	0.24	(53)	25,814	0.21	(55)	26,626	0.22	(58)
Ba1, 2 or 3	1,094	0.85	(9)	1,042	0.98	(10)	1,046	1.03	(11)
B1, 2 or 3	223	2.56	(6)	289	2.64	(8)	318	2.70	(9)
Below B3	75	3.39	(3)	11	3.69	—	23	3.78	(1)
Total	62,568	0.17	(109)	57,138	0.18	(104)	55,290	0.21	(112)

Related amortisation of deferred acquisition costs			19			22			21
Risk margin reserve charge to adjusted IFRS operating profit based on longer-term investment returns for longer-term credit-related losses			(90)			(82)			(91)

In addition to the accounting for realised gains and losses described above for Jackson general account debt securities, included within the statement of other comprehensive income is a pre-tax gain of $3,392 million for net unrealised gains on debt securities classified as available-for-sale net of related amortisation of deferred acquisition costs (2018: charge of $(1,831) million; 2017: credit of $697 million). Temporary market value movements do not reflect defaults or impairments. Additional details of the movement in the value of the Jackson portfolio are included in note C3.2(b).

B1.3   Determining operating segments and performance measure of operating segments

Operating segments

The Group's operating segments for financial reporting purposes are defined and presented in accordance with IFRS 8 ‘Operating Segments’ on the basis of the management reporting structure and its financial management information.

Under the Group's management and reporting structure, its chief operating decision maker is the Group Executive Committee (GEC). In the management structure, responsibility is delegated to the Chief Executive Officers of Prudential Corporation Asia, the North American Business Unit and, up to the date of demerger, M&G plc for the day-to-day management of their business units (within the framework set out in the Group Governance Manual). Financial management information used by the GEC aligns with these  business segments. These operating segments derive revenue from both insurance and asset management activities.

On 21 October 2019, the Group completed the demerger of M&G plc from the Prudential plc group, resulting in two separately listed companies. Accordingly, UK and Europe operations do not represent an operating segment at the year end. The results of M&G plc have been reclassified as discontinued operations in these consolidated financial statements in accordance with IFRS 5 ‘Non-current Assets Held for Sale and Discontinued Operations’ and have therefore been excluded in the analysis of performance measure of operating segments.

Operations which do not form part of any business unit are reported as ‘Unallocated to a segment’. These include head office costs in London and Hong Kong. The Group’s  Africa operations and treasury function do not form part of any operating segment under the structure, and their assets and liabilities and profit or loss before tax are not material to the overall financial position of the Group. The Group’s treasury function and Africa operations are therefore also reported as ‘Unallocated to a segment’.

Performance measure

The performance measure of operating segments utilised by the Company is adjusted IFRS operating profit attributable to shareholders based on longer-term investment returns, as described below. This measurement basis distinguishes adjusted IFRS operating profit based on longer-term investment returns from other constituents of total profit for the year as follows:

-

Short-term fluctuations in investment returns on shareholder-backed business. This includes the impact of short-term market effects on the carrying value of Jackson’s guarantee liabilities and related derivatives as explained below;

-	Amortisation of acquisition accounting adjustments arising on the purchase of business. This comprises principally the charge for the adjustments arising on the purchase of REALIC in 2012; and
-	Gain or loss on corporate transactions, such as disposals undertaken in the year and costs connected to the demerger of M&G plc from Prudential plc.

Determination of adjusted IFRS operating profit based on longer-term investment returns for investment and liability movements

(a)    With-profits business

For Asia’s with-profits business in Hong Kong, Singapore and Malaysia, the adjusted IFRS operating profit based on longer-term investment returns reflects the shareholders' share in the bonuses declared to policyholders. Value movements in the underlying assets of the with-profits funds only affect the shareholder results through indirect effects of investment performance on declared policyholder bonuses and therefore,do not affect directly the determination of adjusted IFRS operating profit based on longer-term investment returns.

(b)    Unit-linked business including the US variable annuity separate accounts

The policyholder unit liabilities are directly reflective of the underlying asset value movements. Accordingly, the adjusted IFRS operating profit based on longer-term investment returns reflect the current period value movements in both the unit liabilities and the backing assets.

(c)    US variable annuity and fixed index annuity business

This business has guarantee liabilities which are measured on a combination of fair value and other US GAAP derived principles. These liabilities are subject to an extensive derivative programme to manage equity and interest rate exposures whose fair value movements pass through the income statement each period.

The following value movements for Jackson's variable and fixed index annuity business are excluded from adjusted IFRS operating profit based on longer-term investment returns. See note B1.2 note (ii):

-	Fair value movements for equity-based derivatives;
-

Fair value movements for guaranteed benefit options for the ‘not for life’ portion of Guaranteed Minimum Withdrawal Benefit (GMWB) and fixed index annuity business, and Guaranteed Minimum Income Benefit (GMIB) reinsurance (see below);

-

Movements in the accounts carrying value of Guaranteed Minimum Death Benefit (GMDB), GMIB and the ‘for life’ portion of GMWB liabilities, (see below) for which, under the ‘grandfathered’ US GAAP applied under IFRS for Jackson’s insurance assets and liabilities, the measurement basis gives rise to a muted impact of current period market movements (ie they are relatively insensitive to the effect of current period equity market and interest rate changes);

-	A portion of the fee assessments as well as claim payments, in respect of guarantee liabilities; and
-	Related amortisation of deferred acquisition costs for each of the above items.

Guaranteed benefit options for the ‘not for life’ portion of GMWB and equity index options for the fixed index annuity business

The ‘not for life’ portion of GMWB guaranteed benefit option liabilities is measured under the US GAAP basis applied for IFRS in a manner consistent with IAS 39 under which the projected future growth rate of the account balance is based on the greater of US Treasury rates and current swap rates (rather than expected rates of return) with only a portion of the expected future guarantee fees included. Reserve value movements on these liabilities are sensitive to changes to levels of equity markets, implied volatility and interest rates. The equity index option for fixed index annuity business is measured under the US GAAP basis applied for IFRS in a manner consistent with IAS 39 under which the projected future growth is based on current swap rates.

Guaranteed benefit option for variable annuity guarantee minimum income benefit

The GMIB liability, which is substantially reinsured, subject to a deductible and annual claim limits, is accounted for using ‘grandfathered’ US GAAP. This accounting basis substantially does not recognise the effects of market movements. The corresponding reinsurance asset is measured under the ‘grandfathered’ US GAAP basis applied for IFRS in a manner consistent with IAS 39 ‘Financial Instruments: Recognition and Measurement’, and the asset is therefore recognised at fair value. As the GMIB is economically reinsured, the mark to market element of the reinsurance asset is included as a component of short-term fluctuations in investment returns.

(d)    Policyholder liabilities that are sensitive to market conditions

Under IFRS, the degree to which the carrying values of liabilities to policyholders are sensitive to current market conditions varies between business units depending upon the nature of the ‘grandfathered’ measurement basis.

Movements in liabilities for some types of business do require bifurcation between the elements that relate to longer-term market condition and short-term effects to ensure that at the net level (ie after allocated investment return and charge for policyholder benefits) the adjusted IFRS operating profit based on longer-term investment returns reflects longer-term market returns.

For certain Asia non-participating business, for example in Hong Kong, the economic features are more akin to asset management products with policyholder liabilities reflecting asset shares over the contract term. Consequently, for these products, the charge for policyholder benefits in the adjusted IFRS operating profit based on longer-term investment returns reflects the asset share feature rather than volatile movements that would otherwise be reflected if the local regulatory basis (as applied for the IFRS balance sheet) was used.

For other types of Asia non-participating business, expected longer-term investment returns and interest rates are used to determine the movement in policyholder liabilities for determining adjusted IFRS operating profit based on longer-term investment returns. This ensures assets and liabilities are reflected on a consistent basis.

(e)    Assets backing other shareholder-financed long-term insurance business

Except in the case of assets backing liabilities which are directly matched (such as unit-linked business) adjusted IFRS operating profit based on longer-term investment returns for assets backing shareholder-financed business is determined on the basis of expected longer-term investment returns. Longer-term investment returns comprise actual income receivable for the period (interest/dividend income) and for both debt and equity-type securities longer-term capital returns.

Debt securities and loans

In principle, for debt securities and loans, the longer-term capital returns comprise two elements:

-

Risk margin reserve based charge for the expected level of defaults for the period, which is determined by reference to the credit quality of the portfolio. The difference between impairment losses in the reporting period and the risk margin reserve charge to the adjusted IFRS operating profit based on longer-term investment returns is reflected in short-term fluctuations in investment returns; and

-	The amortisation of interest-related realised gains and losses to adjusted IFRS operating profit based on longer-term investment returns to the date when sold bonds would have otherwise matured.

At 31 December 2019, the level of unamortised interest-related realised gains and losses related to previously sold bonds for the Group was a net gain of $916 million (2018: $776 million; 2017: $924 million).

For Asia insurance operations, realised gains and losses are principally interest related. Accordingly, all realised gains and losses to date for these operations are amortised over the period to the date those securities would otherwise have matured, with no explicit risk margin reserve charge.

For US insurance operations, Jackson has used the ratings by Nationally Recognised Statistical Ratings Organisations (NRSRO) or ratings resulting from the regulatory ratings detail issued by the National Association of Insurance Commissioners (NAIC) to determine the average annual risk margin reserve to apply to debt securities held to back general account business. Debt securities held to back separate account and reinsurance funds withheld are not subject to risk margin reserve charge. Further details of the risk margin reserve charge, as well as the amortisation of interest-related realised gains and losses, for Jackson are shown in note B1.2 note (ii)(c).

Equity-type securities

For equity-type securities, the longer-term rates of return are estimates of the long-term trend investment returns for income and capital having regard to past performance, current trends and future expectations. Different rates apply to different categories of equity-type securities.

For Asia insurance operations, investments in equity securities held for non-linked shareholder-backed business amounted to $3,473 million as at 31 December 2019 (31 December 2018: $2,733 million; 31 December 2017: $2,380 million). The rates of return applied in 2019 ranged from 5.0 per cent to 17.6 per cent (2018: 5.3 per cent to 17.6 per cent ;2017: 4.3 per cent to 17.2 per cent) with the rates applied varying by business unit. These rates are broadly stable from year to year but may be different between regions, reflecting, for example, differing expectations of inflation in each local business unit. The assumptions are for the returns expected to apply in equilibrium conditions. The assumed rates of return do not reflect any cyclical variability in economic performance and are not set by reference to prevailing asset valuations.

The longer-term investment returns for the Asia insurance joint ventures and associate accounted for using the equity method are determined on a similar basis as the other Asia insurance operations described above.

For US insurance operations, as at 31 December 2019, the equity-type securities for non-separate account operations amounted to $1,481 million (31 December 2018: $1,731 million; 31 December 2017: $1,280 million). For these operations, the longer-term rates of return for income and capital applied in the years indicated, which reflect the combination of the average risk-free rates over the year and appropriate risk premiums are as follows:

	2019			2018			2017
Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds	5.5	% to	6.7%	6.7	% to	7.2%	6.1	% to	6.5%
Other equity-type securities such as investments in limited partnerships and private equity funds	7.5	% to	8.7%	8.7	% to	9.2%	8.1	% to	8.5%

Derivative value movements

Generally, derivative value movements are excluded from adjusted IFRS operating profit based on longer-term investment returns. The exception is where the derivative value movements broadly offset changes in the accounting value of other assets and liabilities included in adjusted IFRS operating profit based on longer-term investment returns. The principal example of derivatives whose value movements are excluded from adjusted IFRS operating profit based on longer-term investment returns arises in Jackson.

Equity-based derivatives held by Jackson are as discussed above in section (c) above. Non-equity based derivatives held by Jackson are part of a broad-based hedging programme for features of Jackson’s bond portfolio (for which value movements are booked in the statement of other comprehensive income rather than the income statement), product liabilities (for which US GAAP accounting as ‘grandfathered’ under IFRS 4 does not fully reflect the economic features being hedged), and the interest rate exposure attaching to equity-based product options.

(f)	Fund management and other non-insurance businesses

For these businesses, the determination of adjusted IFRS operating profit based on longer-term investment returns reflects the underlying economic substance of the arrangements. Generally, realised gains and losses are included in adjusted IFRS operating profit based on longer-term investment returns with temporary unrealised gains and losses being included in short-term fluctuations. In some instances, realised gains and losses on derivatives and other financial instruments are amortised to adjusted IFRS operating profit based on longer-term investment returns over a time period that reflects the underlying economic substance of the arrangements.

B1.4   Segmental income statement

Premiums for conventional with-profits policies and other protection type insurance policies are recognised as revenue when due. Premiums and annuity considerations for linked policies, unitised with-profits and other investment type policies are recognised as revenue when received or, in the case of unitised or unit-linked policies, when units are issued. These amounts exclude premium taxes and similar duties where Prudential collects and settles taxes borne by the policyholder.

Policy fees charged on linked and unitised with-profits policies for mortality, asset management and policy administration are recognised as revenue when related services are provided.

Claims paid include maturities, annuities, surrenders and deaths. Maturity claims are recorded as charges on the policy maturity date. Annuity claims are recorded when each annuity instalment becomes due for payment. Surrenders are charged to the income statement when paid and death claims are recorded when notified.

	2019 $m
				Unallocated	Group
				to a segment	total
			Total	(central	continuing
	Asia	US	segment	operations)	operations
				note (vi)
Gross premiums earned	23,757	21,209	44,966	98	45,064
Outward reinsurance premiums	(1,108)	(467)	(1,575)	(8)	(1,583)
Earned premiums, net of reinsurance	22,649	20,742	43,391	90	43,481
Other incomenote (i)	548	61	609	91	700
Total external revenuenotes (ii),(iii)	23,197	20,803	44,000	181	44,181
Intra-group revenue	—	34	34	(34)	—
Interest incomenote (iv)	1,569	2,971	4,540	67	4,607
Other investment returnnote B1.5	13,406	31,623	45,029	(81)	44,948
Total revenue, net of reinsurance	38,172	55,431	93,603	133	93,736
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(29,119)	(54,734)	(83,853)	(52)	(83,905)
Acquisition costs and other operating expenditurenote B2,	(5,157)	(1,402)	(6,559)	(724)	(7,283)
Interest on core structural borrowings	—	(20)	(20)	(496)	(516)
Gain (loss) on disposal of businesses and corporate transactionsnote D1.1	265	—	265	(407)	(142)
Total charges, net of reinsurance and loss on disposal of businesses	(34,011)	(56,156)	(90,167)	(1,679)	(91,846)
Share of profit from joint ventures and associates, net of related tax	397	—	397	—	397
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)note (v)	4,558	(725)	3,833	(1,546)	2,287
Tax charge attributable to policyholders’ returns	(365)	—	(365)	—	(365)
Profit (loss) before tax attributable to shareholders’ returns from continuing operations	4,193	(725)	3,468	(1,546)	1,922
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit for the year from continuing operations	3,725	(380)	3,345	(1,392)	1,953
Tax attributable to shareholders	468	(345)	123	(154)	(31)
Profit (loss) before tax	4,193	(725)	3,468	(1,546)	1,922
Short-term fluctuations in investment returns on shareholder-backed business	(657)	3,757	3,100	103	3,203
Amortisation of acquisition accounting adjustments	5	38	43	—	43
(Gain) loss on disposal of businesses and corporate transactionsnote D1.1	(265)	—	(265)	407	142
Adjusted IFRS operating profit based on longer-term investment returns	3,276	3,070	6,346	(1,036)	5,310

	2018 $m
				Unallocated	Group
				to a segment	total
			Total	(other	continuing
	Asia	US	segment	operations)	operations
				note (vi)
Gross premiums earnednote(vii)	21,989	23,573	45,562	52	45,614
Outward reinsurance premiums	(768)	(412)	(1,180)	(3)	(1,183)
Earned premiums, net of reinsurance	21,221	23,161	44,382	49	44,431
Other incomenote(i)	412	67	479	52	531
Total external revenuenotes (ii),(iii)	21,633	23,228	44,861	101	44,962
Intra-group revenue	56	67	123	(123)	—
Interest incomenote(iv)	1,450	2,692	4,142	68	4,210
Other investment returnnote B1.5	(4,326)	(9,085)	(13,411)	84	(13,327)
Total revenue, net of reinsurance	18,813	16,902	35,715	130	35,845
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurancenote(vii)	(11,664)	(11,736)	(23,400)	(26)	(23,426)
Acquisition costs and other operating expenditurenote B2, note(vii)	(5,162)	(2,773)	(7,935)	(592)	(8,527)
Interest on core structural borrowings	—	(20)	(20)	(527)	(547)
Loss on disposal of businesses and corporate transactionsnote D1.1	(15)	(51)	(66)	(41)	(107)
Total charges, net of reinsurance and gain on disposal of business	(16,841)	(14,580)	(31,421)	(1,186)	(32,607)
Share of profit from joint ventures and associates, net of related tax	319	—	319	—	319
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)note (v)	2,291	2,322	4,613	(1,056)	3,557
Tax charge attributable to policyholders’ returns	(107)	—	(107)	—	(107)
Profit (loss) before tax attributable to shareholders’ returns from continuing operations	2,184	2,322	4,506	(1,056)	3,450
Analysis of profit (loss) before tax attributable to shareholders’ returns from continuing operations:
Profit for the year from continuing operations	1,815	1,982	3,797	(916)	2,881
Tax attributable to shareholders	369	340	709	(140)	569
Profit (loss) before tax	2,184	2,322	4,506	(1,056)	3,450
Short-term fluctuations in investment returns on shareholder-backed business	684	134	818	(27)	791
Amortisation of acquisition accounting adjustments	5	56	61	—	61
Loss on disposal of businesses and corporate transactions	15	51	66	41	107
Adjusted IFRS operating profit (loss) based on longer-term investment returns	2,888	2,563	5,451	(1,042)	4,409

	2017 $m
				Unallocated	Group
				to a segment	total
			Total	(other	continuing
	Asia	US	segment	operations)	operations
				note (vi)
Gross premiums earned	20,220	19,545	39,765	35	39,800
Outward reinsurance premiums	(845)	(454)	(1,299)	(5)	(1,304)
Earned premiums, net of reinsurance	19,375	19,091	38,466	30	38,496
Other incomenote(i)	396	862	1,258	61	1,319
Total external revenuenote(ii),(iii)	19,771	19,953	39,724	91	39,815
Intra-group revenue	52	82	134	(134)	—
Interest incomenote(iv)	1,201	2,688	3,889	86	3,975
Other investment returnnote B1.5	10,392	21,200	31,592	7	31,599
Total revenue, net of reinsurance	31,416	43,923	75,339	50	75,389
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurancenote(vii)	(23,574)	(40,220)	(63,794)	(14)	(63,808)
Acquisition costs and other operating expenditurenote B2, note (vii)	(5,224)	(2,908)	(8,132)	(517)	(8,649)
Interest on core structural borrowings	—	(21)	(21)	(527)	(548)
Gain on disposal of businesses and corporate transactionsnote D1.1	84	208	292	—	292
Total charges, net of reinsurance and gain (loss) on disposal of businesses	(28,714)	(42,941)	(71,655)	(1,058)	(72,713)
Share of profit from joint ventures and associates, net of related tax	233	—	233	—	233
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)note (vi	2,935	982	3,917	(1,008)	2,909
Tax charge attributable to policyholders’ returns	(321)	—	(321)	—	(321)
Profit (loss) before tax attributable to shareholders’ returns from continuing operations	2,614	982	3,596	(1,008)	2,588
Analysis of profit (loss) before tax attributable to shareholders’ returns from continuing operations:
Profit for the year from continuing operations	2,288	327	2,615	(867)	1,748
Tax attributable to shareholders	326	655	981	(141)	840
Profit (loss) before tax	2,614	982	3,596	(1,008)	2,588
Short-term fluctuations in investment returns on shareholder-backed business	1	2,019	2,020	(26)	1,994
Amortisation of acquisition accounting adjustments	9	73	82	—	82
Gain on disposal of businesses and corporate transactions	(78)	(208)	(286)	—	(286)
Adjusted IFRS operating profit (loss) based on longer-term investment returns	2,546	2,866	5,412	(1,034)	4,378

Notes

(i)

Included within other income is revenue from the Group’s continuing asset management business of $453 million (2018: $287 million; 2017: $275 million). The remaining other income consists primarily of policy fee income from external customers. Other income also includes $3 million (2018: $7 million; 2017: $9 million) relating to the fee income on financial instruments that are not held at fair value through profit or loss.

(ii)

In Asia, external revenue from no one individual market exceeds 10 per cent of the Group total except for Hong Kong in 2019, 2018 and 2017 and Singapore in 2019.Total external revenue of Hong Kong is $9,821 million (2018: $10,307 million; 2017: $9,369 million) and Singapore is $4,401 million.

(iii)	Due to the nature of the business of the Group, there is no reliance on any major customers.
(iv)	Interest income includes $4 million (2018: $5 million; 2017: $4 million) accrued in respect of impaired securities.
(v)	This measure is the formal profit (loss) before tax measure under IFRS but is not the result attributable to shareholders.
(vi)	Unallocated to a segment includes central operations (Head Office functions and Group borrowings), the Group’s treasury function and Africa operations.
(vii)

In October 2018, Jackson entered into a 100 per cent reinsurance agreement with John Hancock Life Insurance Company  (John Hancock USA) to acquire a closed block of group pay-out annuity business. The transaction resulted in an addition to gross premiums earned of $5.0 billion and a corresponding increase in benefits and claims of $5.5 billion for the increase in policyholder liabilities and a decrease in other operating expenditure for negative ceding commissions of $0.5 billion at the inception of the contract. There was no material impact on adjusted IFRS operating profit based on longer-term investment returns or total profit as a result of the transaction.

B1.5   Other investment return

Investment return included in the income statement principally comprises interest income, dividends, investment appreciation and depreciation (realised and unrealised gains and losses) on investments designated as fair value through profit or loss, and realised gains and losses (including impairment losses) on items held at amortised cost and Jackson’s debt securities designated as available-for-sale. Movements in unrealised appreciation or depreciation of debt securities designated as available-for-sale are recorded in other comprehensive income. Interest income is recognised as it accrues, taking into account the effective yield on investments. Dividends on equity securities are recognised on the ex-dividend date and rental income is recognised on an accrual basis.

	2019 $m	2018 $m	2017 $m
Realised and unrealised gains (losses) on securities at fair value through profit or loss	49,809	(14,867)	33,651
Realised and unrealised (losses) gains on derivatives at fair value through profit or loss	(5,825)	705	(2,940)
Realised gains on available-for-sale securities, including impairment previously recognised in other comprehensive income	185	15	(33)
Realised (losses) on loans	(3)	(1)	(4)
Dividends	1,000	740	884
Other investment (loss) income	(218)	81	41
Other investment return	44,948	(13,327)	31,599

Realised gains and losses on the Group’s investments for 2019 recognised in the income statement amounted to a net loss of $2.0 billion (2018: a net gain of $2.5 billion; 2017: a net loss of $1.7 billion) from continuing operations.

B1.6   Additional analysis of performance by segment components

(a) Asia

	2019 $m				2018 $m	2017 $m
		Asset
	Insurance	management	Eliminations	Total	Total	Total
Earned premiums, net of reinsurance	22,649	—	—	22,649	21,221	19,375
Other income	143	405	—	548	412	396
Total external revenue	22,792	405	—	23,197	21,633	19,771
Intra-group revenue	—	160	(160)	—	56	52
Interest income	1,564	5	—	1,569	1,450	1,201
Other investment return	13,407	(1)	—	13,406	(4,326)	10,392
Total revenue, net of reinsurance	37,763	569	(160)	38,172	18,813	31,416
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(29,119)	—	—	(29,119)	(11,664)	(23,574)
Acquisition costs and other expenditurenote B2	(4,925)	(392)	160	(5,157)	(5,162)	(5,224)
Gain (loss) on disposal of businesses and corporate transactionsnote D1.1	265	—	—	265	(15)	84
Total charges, net of reinsurance and gain (loss) on disposal of businesses	(33,779)	(392)	160	(34,011)	(16,841)	(28,714)
Share of profit from joint ventures and associates, net of related tax	291	106	—	397	319	233
Profit before tax (being tax attributable to shareholders’ and policyholders’ returns)	4,275	283	—	4,558	2,291	2,935
Tax charge attributable to policyholders’ returns	(365)	—	—	(365)	(107)	(321)
Profit before tax attributable to shareholders' returns	3,910	283	—	4,193	2,184	2,614

Analysis of profit before tax:
Profit (loss) before tax attributable to shareholders	3,910	283	—	4,193	2,184	2,614
Short-term fluctuations in investment returns on shareholder-backed business	(657)	—	—	(657)	684	1
Amortisation of acquisition accounting adjustments	5	—	—	5	5	9
(Profit) loss on disposal of businesses and corporate transactionsnote D1.1	(265)	—	—	(265)	15	(78)
Adjusted IFRS operating profit based on longer-term investment returns	2,993	283	—	3,276	2,888	2,546

(b) US

	2019 $m				2018 $m	2017 $m
		Asset
	Insurance	management	Eliminations	Total	Total	Total
Earned premiums, net of reinsurance*	20,742	—	—	20,742	23,161	19,091
Other income	6	55	—	61	67	862
Total external revenue	20,748	55	—	20,803	23,228	19,953
Intra-group revenue	—	127	(93)	34	67	82
Interest income	2,971	—	—	2,971	2,692	2,688
Other investment return	31,621	2	—	31,623	(9,085)	21,200
Total revenue, net of reinsurance	55,340	184	(93)	55,431	16,902	43,923
Benefits and claims*	(54,734)	—	—	(54,734)	(11,736)	(40,220)
Acquisition costs and other operating expenditure*	(1,343)	(152)	93	(1,402)	(2,773)	(2,908)
Interest on core structural borrowings	(20)	—	—	(20)	(20)	(21)
(Loss) profit on disposal of businesses and corporate transactionsnote D1.1	—	—	—	—	(51)	208
Total charges, net of reinsurance and loss on disposal of businesses	(56,097)	(152)	93	(56,156)	(14,580)	(42,941)
(Loss) profit before tax	(757)	32	—	(725)	2,322	982

Analysis of (loss) profit before tax:
Profit (loss) before tax attributable to shareholders	(757)	32	—	(725)	2,322	982
Short-term fluctuations in investment returns on shareholder-backed business	3,757	—	—	3,757	134	2,019
Amortisation of acquisition accounting adjustments	38	—	—	38	56	73
Loss (profit) on disposal of businesses and corporate transactionsnote D1.1	—	—	—	—	51	(208)
Adjusted IFRS operating profit based on longer-term investment returns	3,038	32	—	3,070	2,563	2,866

*In October 2018, Jackson entered into an agreement with John Hancock Life to reinsure 100 per cent of the group pay-out annuity business. The transaction resulted in an addition to gross premiums earned of $5.0 billion and a corresponding increase in benefits and claims of $5.5 billion for the increase in policyholder liabilities and a decrease in other operating expenditure for negative ceding commissions of $0.5 billion at the inception of the contract. There was no material impact on adjusted IFRS operating profit based on longer-term investment returns or total profit as a result of the transaction.